Average Annual Total Returns - Large Cap Defensive Style Fund	I OneYear	I FiveYear	I Since Inception	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions Since Inception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	I Russell 1000® Index (reflects no deductions for fees, expenses or taxes) OneYear	I Russell 1000® Index (reflects no deductions for fees, expenses or taxes) FiveYear	I Russell 1000® Index (reflects no deductions for fees, expenses or taxes) Since Inception	N OneYear	N FiveYear	N Since Inception	N Inception Date	N Russell 1000® Index (reflects no deductions for fees, expenses or taxes) OneYear	N Russell 1000® Index (reflects no deductions for fees, expenses or taxes) FiveYear	N Russell 1000® Index (reflects no deductions for fees, expenses or taxes) Since Inception	R6 OneYear	R6 FiveYear	R6 Since Inception	R6 Inception Date	R6 Russell 1000® Index (reflects no deductions for fees, expenses or taxes) OneYear	R6 Russell 1000® Index (reflects no deductions for fees, expenses or taxes) FiveYear	R6 Russell 1000® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	13.10%	14.76%	15.01%	Jul. 09, 2012	12.75%	14.31%	14.31%	8.00%	11.80%	12.30%	20.96%	15.60%	15.36%	12.84%	14.47%	14.72%	Jul. 09, 2012	20.96%	15.60%	15.36%	13.20%	14.87%	13.99%	Sep. 02, 2014	20.96%	15.60%	12.81%